Income Taxes (Details) $ in Thousands, $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Tax [Line Items]
Favorable tax rate (in Dollars)		$ 15,017	$ 21,841	$ 6,894
Favorable tax rate		1.50%	2.50%	1.00%
Withholding income tax rate		10.00%
Subject to withholding tax rate		5.00%
Beijing Leshare [Member]
Income Tax [Line Items]
Preferential Income Tax Rate		15.00%
PRC [Member]
Income Tax [Line Items]
Profits tax rates, description		The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. Horgos, Horgos Glory Prosperity and Horgos Glary Wisdom were eligible to enjoy a preferential income tax rate of 15% that are expected to last from 2021 to 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024, and expected to enjoy a preferential income tax rate of 15% from 2025 to 2029, as they are all incorporated in the Horgos Economic District, Xinjiang province.
Minimum [Member]
Income Tax [Line Items]
Profit tax (in Dollars)	$ 2
Profit tax rate	8.25%
Maximum [Member]
Income Tax [Line Items]
Profit tax rate	16.50%